SGI SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 95.9%
Aerospace/Defense — 0.3%
Astronics Corp.*	29,500	$247,800
Agriculture — 0.7%
Andersons Inc., (The)	16,950	652,575
Apparel — 0.7%
Urban Outfitters, Inc.*	22,600	654,044
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	4,300	192,640
Banks — 7.7%
Bank First Corp.	1,300	123,539
Bridgewater Bancshares, Inc.*	2,600	50,102
Carter Bankshares, Inc.*	3,200	59,328
Civista Bancshares, Inc.	3,000	68,580
Coastal Financial Corp.*	5,700	284,544
ConnectOne Bancorp, Inc.	15,600	409,344
Eagle Bancorp, Inc.	3,300	155,628
FB Financial Corp.	10,100	432,381
First Bancorp Southern Pines	15,200	739,176
Guaranty Bancshares, Inc.	3,500	124,600
Merchants Bancorp	12,700	324,993
Metropolitan Bank Holding Corp.*	12,100	768,834
Nicolet Bankshares, Inc.*	4,500	372,240
Origin Bancorp, Inc.	14,600	597,432
Peapack-Gladstone Financial Corp.	9,900	408,078
Peoples Financial Services Corp.	900	51,246
QCR Holdings, Inc.	6,500	341,965
Red River Bancshares, Inc.	2,600	136,500
ServisFirst Bancshares, Inc.	5,300	401,846
SmartFinancial, Inc.	5,800	173,884
South Plains Financial, Inc.	7,400	229,104
Southern First Bancshares, Inc.*	2,400	118,800
TriCo Bancshares	6,000	327,000
Westamerica BanCorp	10,700	660,725
		7,359,869
Biotechnology — 0.3%
Innoviva, Inc.*	23,100	303,303
Building Materials — 3.4%
Louisiana-Pacific Corp.	15,400	982,520
PGT Innovations, Inc.*	36,850	729,261
Simpson Manufacturing Co., Inc.	7,000	651,350
UFP Industries, Inc.	11,000	900,460
		3,263,591
Chemicals — 1.0%
AdvanSix, Inc.	12,900	530,964
Avient Corp.	7,000	242,270
Ecovyst, Inc.*	4,400	40,876
Hawkins, Inc.	2,600	108,160
		922,270
Coal — 1.0%
Alpha Metallurgical Resources, Inc.	5,600	958,888
Commercial Services — 4.8%
ABM Industries, Inc.	1,000	47,180
AMN Healthcare Services, Inc.*	8,100	1,001,970
ASGN, Inc.*	5,800	525,480
CorVel Corp.*	4,000	611,880
Forrester Research, Inc.*	2,500	87,950
Franklin Covey Co.*	7,600	394,896
ICF International, Inc.	2,600	281,762
Kforce, Inc.	5,500	324,885
Korn/Ferry International	3,900	222,417
Laureate Education, Inc.	33,300	348,984
National Research Corp.	4,000	154,960
WillScot Mobile Mini Holdings Corp.*	12,000	578,520
		4,580,884
Computers — 1.7%
Insight Enterprises, Inc.*	7,700	800,107
Mitek Systems, Inc.*	82,700	846,021
		1,646,128
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.	1,200	51,852
Cosmetics/Personal Care — 1.2%
elf Beauty, Inc.*	20,700	1,137,672
Distribution/Wholesale — 3.1%
Core & Main, Inc., Class A*	31,500	655,200
MRC Global, Inc.*	42,100	495,096
Titan Machinery, Inc.*	34,700	1,527,841
WESCO International, Inc.*	2,300	296,516
		2,974,653
Diversified Financial Services — 4.4%
Amerant Bancorp, Inc.	5,700	167,922
AssetMark Financial Holdings, Inc.*	33,300	827,838
Enova International, Inc.*	17,500	705,950
Focus Financial Partners, Inc., Class A*	11,100	423,576
International Money Express, Inc.*	34,900	758,028
Nelnet, Inc., Class A	500	49,270
PJT Partners, Inc., Class A	12,898	993,275
Radian Group, Inc.	12,500	244,625
		4,170,484
Electric — 0.0%
Otter Tail Corp.	700	41,741
Electrical Components & Equipment — 0.5%
Insteel Industries, Inc.	17,450	514,601
Electronics — 1.7%
Knowles Corp.*	43,700	681,720
OSI Systems, Inc.*	10,400	920,192
		1,601,912
Engineering & Construction — 2.7%
Comfort Systems USA, Inc.	5,500	697,180
MYR Group, Inc.*	9,900	945,747
NV5 Global, Inc.*	6,300	910,413
		2,553,340
Environmental Control — 0.5%
Evoqua Water Technologies Corp.*	5,600	243,544
Heritage-Crystal Clean, Inc.*	5,900	186,440
		429,984
Food — 3.7%
Chefs' Warehouse Inc., (The)*	26,300	1,021,755
Hostess Brands, Inc.*	2,800	73,920
Ingles Markets, Inc., Class A	4,800	485,280
Seaboard Corp.	50	197,642
Sprouts Farmers Market, Inc.*	17,100	587,043
Tootsie Roll Industries, Inc.	16,068	722,257
Weis Markets, Inc.	4,700	409,887
		3,497,784
Hand/Machine Tools — 0.8%
Franklin Electric Co., Inc.	8,800	733,040
Healthcare-Products — 0.9%
Shockwave Medical, Inc.*	3,400	862,240
Healthcare-Services — 0.7%
National HealthCare Corp.	1,600	98,624
Tenet Healthcare Corp.*	12,800	591,104
		689,728
Home Builders — 3.5%
Century Communities, Inc.	18,600	895,776
Forestar Group, Inc.*	20,100	298,083
Meritage Homes Corp.*	8,800	760,408
Toll Brothers, Inc.	9,200	440,772
Tri Pointe Homes, Inc.*	49,400	910,936
		3,305,975
Insurance — 2.2%
Enstar Group Ltd.*	300	65,397
Kemper Corp.	8,000	455,360
Nmi Holdings, Inc., Class A*	42,700	919,331
Palomar Holdings, Inc.*	7,900	495,646
ProAssurance Corp.	9,300	185,907
		2,121,641
Internet — 0.3%
ePlus, Inc.*	4,900	243,334
Iron/Steel — 0.6%
Carpenter Technology Corp.	14,200	583,052
Leisure Time — 0.6%
MasterCraft Boat Holdings, Inc.*	21,700	558,124
Machinery-Construction & Mining — 0.3%
Terex Corp.	5,400	247,914
Machinery-Diversified — 1.9%
Alamo Group, Inc.	6,500	978,250
CSW Industrials, Inc.	1,200	145,140
Lindsay Corp.	2,300	405,927
Tennant Co.	5,100	324,003
		1,853,320
Media — 0.9%
Scripps E W Co., Class A*	57,100	855,358
Metal Fabricate/Hardware — 2.7%
AZZ, Inc.	13,100	545,353
Mueller Industries, Inc.	16,200	1,114,074
Olympic Steel, Inc.	7,800	273,702
Omega Flex, Inc.	1,800	172,998
Ryerson Holding Corp.	15,400	454,146
		2,560,273
Mining — 0.6%
Livent Corp.*	21,200	593,388
Miscellaneous Manufacturing — 0.2%
Chase Corp.	2,300	218,500
Oil & Gas — 4.0%
Berry Corp.	37,800	340,578
Delek US Holdings, Inc.	18,900	585,522
Earthstone Energy, Inc., Class A*	47,200	747,648
Murphy Oil Corp.	22,000	1,038,400
Talos Energy, Inc.*	54,400	1,068,960
		3,781,108
Oil & Gas Services — 4.0%
Liberty Energy, Inc.	69,400	1,147,182
NOW, Inc.*	56,300	702,624
ProPetro Holding Corp.*	114,000	1,251,720
Select Energy Services, Inc., Class A	79,800	653,562
		3,755,088
Packaging & Containers — 0.1%
Silgan Holdings, Inc.	2,200	116,380
Pharmaceuticals — 1.8%
Collegium Pharmaceutical, Inc.*	39,500	863,865
Pacira BioSciences, Inc.*	8,400	405,300
Prestige Brands Holdings, Inc.*	7,400	454,804
		1,723,969
Pipelines — 0.9%
Golar LNG Ltd.*	33,000	827,310
Real Estate — 1.2%
Cushman & Wakefield PLC*	57,000	650,940
Marcus & Millichap, Inc.	12,000	446,880
		1,097,820
REITS — 5.0%
Agree Realty Corp.	11,800	825,410
Brandywine Realty Trust	53,300	368,303
City Office REIT, Inc.	43,900	434,171
Life Storage, Inc.	4,700	505,203
Rexford Industrial Realty, Inc.	14,400	796,176
Ryman Hospitality Properties, Inc.	9,600	878,688
Terreno Realty Corp.	7,500	439,800
UMH Properties, Inc.	29,900	526,539
		4,774,290
Retail — 9.2%
Arko Corp.	81,500	768,545
AutoNation, Inc.*	7,600	941,716
Chico's FAS, Inc.*	132,700	778,949
Dave & Buster's Entertainment, Inc.*	9,900	392,634
GMS, Inc.*	18,600	913,260
Group 1 Automotive, Inc.	5,300	1,024,702
Haverty Furniture Cos., Inc.	14,600	460,338
MarineMax, Inc.*	24,700	815,841
OneWater Marine, Inc., Class A*	8,100	264,789
Patrick Industries, Inc.	9,300	520,149
PC Connection, Inc.	4,300	238,865
Winmark Corp.	2,500	600,000
World Fuel Services Corp.	20,100	571,845
Zumiez, Inc.*	19,100	444,075
		8,735,708
Savings & Loans — 0.8%
Brookline Bancorp, Inc.	22,700	322,794
Home Bancorp, Inc.	2,500	107,450
HomeTrust Bancshares, Inc.	9,100	232,960
Southern Missouri Bancorp, Inc.	2,400	124,464
		787,668
Semiconductors — 2.8%
Allegro MicroSystems, Inc.*	27,200	847,008
Diodes, Inc.*	11,400	1,051,422
Silicon Laboratories, Inc.*	4,300	625,392
SMART Global Holdings, Inc.*	5,700	96,387
		2,620,209
Software — 3.0%
Digi International, Inc.*	21,690	921,174
eGain Corp.*	5,000	44,000
Evolent Health, Inc., Class A*	23,900	688,081
Verint Systems, Inc.*	8,400	330,372
Verra Mobility Corp.*	56,600	897,110
		2,880,737
Telecommunications — 1.0%
Aviat Networks, Inc.*	15,300	481,338
Viavi Solutions, Inc.*	45,100	510,983
		992,321
Transportation — 5.8%
ArcBest Corp.	2,000	165,540
Daseke, Inc.*	22,800	132,924
Heartland Express, Inc.	45,200	756,648
Hub Group, Inc., Class A*	10,400	875,160
Landstar System, Inc.	3,500	605,430
Marten Transport, Ltd.	43,600	929,116
Radiant Logistics, Inc.*	30,500	162,870
Saia, Inc.*	2,000	487,180
Schneider National, Inc., Class B	34,900	899,024
Werner Enterprises, Inc.	10,700	470,586
		5,484,478
Water — 0.4%
American States Water Co.	3,200	313,568
Artesian Resources Corp., Class A	1,900	103,664
		417,232
TOTAL COMMON STOCKS
(Cost $87,434,073)		91,176,220
EXCHANGE-TRADED FUNDS - 2.3%
Exchange-Traded Funds — 2.3%
iShares Core S&P Small-Cap ETF	11,100	1,130,424
iShares Russell 2000 ETF	5,471	1,025,101
		2,155,525
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,038,807)		2,155,525
SHORT-TERM INVESTMENTS - 1.9%
U.S. Bank Money Market Deposit Account, 3.50%(a)	1,823,924	1,823,924
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,823,924)		1,823,924
TOTAL INVESTMENTS - 100.1%
(Cost $91,296,804)		95,155,669
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(136,931)
NET ASSETS - 100.0%		$95,018,738

*	Non-income producing security
(a)	The rate shown is as of November 30, 2022.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI SMALL CAP CORE FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI SMALL CAP CORE FUND
Common Stocks	$91,176,220	$91,176,220	$-	$-
Exchange Traded-Funds	2,155,525	2,155,525	-	-
Short-Term Investments	1,823,924	1,823,924	-	-
Total Investments*	$95,155,669	$95,155,669	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.